UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager
Filing this Report:
                       Name:       Healy Circle Capital
                                   Management, LLC
                       Address:    153 East 53rd Street
                                   New York, New York 10022

                       13F File    028-10763
                       Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:

Name:                 Aaron Tawil
Title:                Chief Operating
                      Officer
Phone:                212-446-2443
Signature,            Place,                and Date of Signing:
Aaron Tawil           New York, New York    May 12, 2004

Report Type (Check only one.):
                      [ X]        13F HOLDINGS REPORT.
                      [  ]        13F NOTICE.
                      [  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this   None
Manager:

                    FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included         None
Managers:
Form 13F Information Table       32
Entry Total:
Form 13F Information Table       $77,517
Value Total:

List of Other Included           None
Managers:

FORM 13F INFORMATION TABLE

Name of Issuer		Class	Cusip		Value(000's)	Shares  Shares	Invstmt Dscretn	Voting Authority

AETNA INC		Common	00817Y108	2,333		26000	SH	Sole		26000

ALLMERICA FINANCIAL CORPCommon	019754100  	3,327	     	96300	SH  	Sole   	  	96300

ALTRIA GROUP INC	Common	02209S103  	3,719         	68300	SH	Sole            68300

ANTHEM INC        	Common	03674B104  	3,172         	35000	SH  	Sole            35000

BANC ONE CORP		Common	06423A103 	3,309         	60700	SH 	Sole            60700

BOISE CASCADE CORP 	Common	097383103 	3,507         	101200	SH 	Sole            101200

CROWN HOLDINGS INC     	Common	228368106 	1,879         	201600	SH	Sole            201600

DST SYSTEMS INC		Common	233326107 	1,442         	31800 	SH 	Sole            31800

EAGLE MATERIALS INC 	Common	26969P108 	3,001         	51000	SH 	Sole            51000

ETHAN ALLEN INTERIORS INCommon	297602104 	2,925         	70900 	SH 	Sole            70900

GAP INC		 	Common	364760108 	2,740         	125000	SH  	Sole            125000

GENERAL ELECTRIC CO   	Common	369604103 	1,831         	60000	SH 	Sole            60000

GEORGIA PACIFIC CORP 	Common	373298108 	2,190		65000	SH 	Sole            65000

GRAFTECH INTERNATIONAL 	Common	384313102 	3,026           202400	SH	Sole            202400

LKQ CORP		Common	501889208 	1,589         	90794	SH	Sole            90794

LAIDLAW INTERNATIONAL	Common	50730R102 	2,433         	167200	SH 	Sole            167200

LOUISIANA PACIFIC CORP 	Common	546347105 	3,171         	122900	SH 	Sole            122900

MGM GRAND INC        	Common	552953101 	3,627         	80000	SH  	Sole            80000

HERMAN MILLER INC 	Common	600544100 	1,197         	45000	SH	Sole            45000

OCCIDENTAL PETE CORP	Common	674599105 	1,612         	35000	SH 	Sole	       	35000

PACCAR INC		Common	693718108	2,371    	42296  	SH      Sole		42296

PACIFICARE HEALTH SYSTEMCommon	695112102	989	    	25000 	SH      Sole		25000

PHOENIX COMPANIES INC	Common	71902E109  	437	    	32600 	SH      Sole		32600

REGAL ENTERTAINMENT GRP	Common	758766109  	2,400    	109200 	SH      Sole		109200

SLM CORPORATION		Common	78442P106  	2,565    	61300 	SH      Sole		61300

SHERWIN WILLIAMS CO	Common  824348106  	1,752  		45600 	SH	Sole		45600

TOO INC			Common	890333107  	3,205    	153000 	SH      Sole		153000

TOYS R US INC		Common	892335100  	4,007    	238500 	SH	Sole		238500

TYCO INTERNATIONAL LTD	Common	902124106  	4,275    	149200 	SH      Sole		149200

MAX RE CAPITAL LTD 	Common	G6052F103  	1,193    	52800 	SH      Sole		52800

MONTPELIER RE HOLDINGS 	Common	G62185106  	559	    	15000 	SH      Sole		15000

TOMMY HILFIGER CORP	Common	G8915Z102  	1,734    	102000 	SH      Sole		102000


